Cover	Feb. 11, 2022
Class of Stock [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 11, 2022
Entity Registrant Name	Carlyle Group Inc.
Entity Central Index Key	0001527166
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35538
Entity Tax Identification Number	45-2832612
Entity Address, Address Line One	1001 Pennsylvania Avenue, NW
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004-2505
City Area Code	202
Local Phone Number	729-5626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K filed by The Carlyle Group Inc. (the “Company”) on February 16, 2022 (the “Original Form 8-K”), which disclosed the election of Linda H. Filler and Mark Ordan to the Board of Directors (the “Board”) of the Company as Class II and Class III directors, respectively, effective April 1, 2022. At the time of filing of the Original Form 8-K, the Board had not taken any action with respect to Ms. Filler’s or Mr. Ordan’s committee appointments. This Amendment is being filed solely to report that on April 6, 2022, upon the recommendation of the Nominating and Corporate Governance Committee of the Board, the Board appointed Ms. Filler to its Nominating and Corporate Governance Committee and Mr. Ordan to its Compensation Committee, effective immediately.
Common Stock
Class of Stock [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CG
Security Exchange Name	NASDAQ
4.625% Subordinated Notes due 2061 of Carlyle Finance L.L.C.
Class of Stock [Line Items]
Title of 12(b) Security	4.625% Subordinated Notes due 2061 of Carlyle Finance L.L.C.
Trading Symbol	CGABL
Security Exchange Name	NASDAQ